Revenues and Accounts Receivable - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues And Accounts Receivable [Abstract]
Contracts assets acquired through business acquisitions		$ 6,500		$ 700	$ 700
Contract liabilities acquired through business acquisitions		0		2,200	$ 0
Contract with customer, liability, revenue recognized		2,100		500
Revenue remaining performance obligations		25,200		13,000
Provision for bad debt	$ 6,300	$ (6,445)	$ (590)	$ (1,246)
Customer Concentration Risk | Accounts Receivable | Minimum
Revenues And Accounts Receivable [Abstract]
Concentration Risk Percentage		10.00%		10.00%
Previously Reported
Revenues And Accounts Receivable [Abstract]
Contracts assets acquired through business acquisitions				$ 700
Contract liabilities acquired through business acquisitions				2,200
Contract with customer, liability, revenue recognized				600
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenues And Accounts Receivable [Abstract]
Revenue remaining performance obligations				$ 8,700
Revenue remaining performance obligations, satisfaction period				1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenues And Accounts Receivable [Abstract]
Revenue remaining performance obligations		$ 24,000		$ 4,200
Revenue remaining performance obligations, satisfaction period		1 year		2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenues And Accounts Receivable [Abstract]
Revenue remaining performance obligations		$ 1,200		$ 100
Revenue remaining performance obligations, satisfaction period				3 years
Remediation and Reuse Segment
Revenues And Accounts Receivable [Abstract]
Provision for bad debt		$ 5,500